ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW INCOME FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/ Shares	Value
(Amounts in 000s)

CORPORATE BONDS 20.6%
FINANCIAL INSTITUTIONS 6.5%
Banking 2.6%
Bank of America, 5.75%, 8/15/16	5,090	5,274
Bank of America, 6.00%, 9/1/17	21,750	23,083
Bank of America Capital Trust, 5.625%, 3/8/35 (1)	9,940	8,428
Bank One, 5.25%, 1/30/13	4,920	5,099
BB&T Capital Trust II, 6.75%, 6/7/36	8,725	7,940
Citigroup, 5.00%, 9/15/14	14,795	14,187
Citigroup, 5.50%, 8/27/12	6,950	7,207
Citigroup, 5.85%, 7/2/13	15,130	16,023
Credit Agricole SA, 6.637%, 5/29/49 (2)	5,835	5,054
Credit Suisse First Boston, 5.50%, 8/16/11	4,220	4,446
Credit Suisse Guernsey, 5.86%, 5/29/49	5,500	4,950
HBOS Treasury Services, 5.92%, 9/29/49 (2)	6,100	5,334
HBOS Treasury Services, 6.00%, 11/1/33 (2)	3,990	3,621
HSBC Holdings, 6.50%, 5/2/36	3,040	2,921
JPMorgan Chase, 6.00%, 1/15/18	15,000	15,616
JPMorgan Chase Bank, 5.875%, 6/13/16	2,250	2,361
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	2,310	2,187
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	4,000	3,565
Lloyds TSB Group, 6.267%, 12/31/49 (2)	5,820	5,105
MBNA America Bank, 4.625%, 8/3/09	4,550	4,655
MBNA America Bank, 7.125%, 11/15/12	2,200	2,504
Mizuho Capital Investment, 6.686%, 12/31/49 (2)	1,800	1,556
MUFG Capital Finance, 6.346%, 7/25/49 (1)	2,300	1,991
Northern Trust, 4.60%, 2/1/13	2,855	2,988
Northern Trust, 5.30%, 8/29/11	3,840	4,027
PNC Funding, 5.625%, 2/1/17	4,425	4,450
Sovereign Capital Trust VI, 7.908%, 6/13/36	4,500	3,617
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (2)	2,300	2,056
U.S. Bancorp, 4.50%, 7/29/10	4,450	4,628
Wachovia Bank, 4.875%, 2/1/15	6,885	6,817
Wachovia Corporation, 5.75%, 2/1/18	8,635	8,683
Wells Fargo, 4.875%, 1/12/11	5,500	5,714
Wells Fargo Bank, 4.75%, 2/9/15	7,045	6,885
		202,972
Brokerage 0.5%
Franklin Resources, 3.70%, 4/15/08	1,530	1,529
Goldman Sachs, 6.60%, 1/15/12	1,000	1,084
Goldman Sachs, 6.75%, 10/1/37	17,890	16,797
Goldman Sachs Capital I, 6.345%, 2/15/34 (1)	5,245	4,621
Jefferies Group, 5.875%, 6/8/14	3,160	3,237
Jefferies Group, 6.25%, 1/15/36	4,160	3,466
Lehman Brothers, 6.75%, 12/28/17	2,000	2,011
Merrill Lynch, 5.45%, 2/5/13	7,300	7,369
		40,114
Finance Companies 1.7%
American Express, 5.25%, 9/12/11	2,275	2,338
American General Finance, 5.40%, 12/1/15	7,465	6,961
Capital One IV, 6.745%, 2/17/37	8,300	5,847
CIT Group, 7.625%, 11/30/12	4,858	4,885
Countrywide Home Loans, 4.125%, 9/15/09	10,600	9,540
GE Capital, 5.25%, 10/19/12	15,775	16,519
GE Capital, 5.625%, 9/15/17	20,080	20,800
GE Capital, 6.00%, 6/15/12	26,625	28,614
GE Capital, 6.125%, 2/22/11	5,290	5,669
General Motors Acceptance Corporation, 5.625%, 5/15/09 (1)	5,400	5,066
International Lease Finance, 5.30%, 5/1/12	6,045	6,128
International Lease Finance, 5.45%, 3/24/11	15,835	16,090
SLM Corporation, VR, 5.431%, 4/1/09	3,714	3,425
		131,882
Insurance 1.3%
ACE INA Holdings, 5.70%, 2/15/17	4,000	4,007
ACE INA Holdings, 5.875%, 6/15/14	3,665	3,843
AGFC Capital Trust I, 6.00%, 1/15/67 (2)	2,500	2,254
Fund American Companies, 5.875%, 5/15/13	4,395	4,563
Genworth Financial, 5.75%, 6/15/14	11,303	11,496
Genworth Financial, 6.15%, 11/15/66	2,502	2,122
Hartford Financial Services Group, 5.375%, 3/15/17	6,350	6,096
Lincoln National, 6.05%, 4/20/17	2,600	2,342
Mangrove Bay PTC, 6.102%, 7/15/33 (2)	3,300	2,776
MetLife Global Funding, 5.125%, 11/9/11 (2)	8,540	8,916
Nationwide Mutual Insurance, 6.60%, 4/15/34 (2)	2,535	2,451
NLV Financial, 7.50%, 8/15/33 (2)	4,385	4,713
Principal Financial Group, 6.05%, 10/15/36	3,760	3,418
Principal Life Global Funding I, 5.25%, 1/15/13 (2)	4,550	4,742
Security Benefit Life Insurance, 7.45%, 10/1/33 (2)	2,000	2,017
Sun Life Financial Global Funding, VR, 5.08%, 10/6/13 (2)	6,135	6,111
Torchmark, 6.375%, 6/15/16	4,000	4,196
Transatlantic Holdings, 5.75%, 12/14/15 (1)	4,070	4,192
UnitedHealth Group, 5.375%, 3/15/16	8,750	8,594
WellPoint, 5.00%, 1/15/11	5,695	5,843
Willis North America, 6.20%, 3/28/17	3,850	3,747
		98,439
Real Estate Investment Trusts 0.4%
AvalonBay Communities, 6.125%, 11/1/12 (1)	3,570	3,562
ERP Operating, 5.25%, 9/15/14	3,780	3,546
Federal Realty Investment Trust, 6.00%, 7/15/12	3,755	3,816
Hospitality Properties Trust, 5.625%, 3/15/17	6,490	5,540
Mack-Cali Realty, 5.125%, 2/15/14	4,040	3,812
Mack-Cali Realty, 5.80%, 1/15/16	2,597	2,498
Reckson Operating Partnership, 6.00%, 3/31/16 (1)	3,665	3,301
Regency Centers, 5.875%, 6/15/17	2,300	2,107
Simon Property Group, 5.75%, 12/1/15	7,070	6,663
		34,845
Total Financial Institutions		508,252
INDUSTRIAL 11.4%
Basic Industry 0.9%
Air Products & Chemicals, 4.15%, 2/1/13	6,015	6,101
Arch Western Finance, STEP, 6.75%, 7/1/13	3,750	3,712
BHP Finance, 5.40%, 3/29/17	4,875	4,764
Celulosa Arauco y Constitucion, 8.625%, 8/15/10	5,100	5,642
Du Pont El de Nemours & Company, 5.60%, 12/15/36	6,910	6,538
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	4,600	4,859
Georgia Pacific, 7.00%, 1/15/15 (2)	3,750	3,544
Invista, 9.25%, 5/1/12 (2)	2,950	3,016
Placer Dome, 6.45%, 10/15/35	7,945	7,823
Praxair, 5.20%, 3/15/17	4,800	4,931
Steel Dynamics, 6.75%, 4/1/15	2,815	2,752
Vale Overseas, 6.25%, 1/23/17	15,500	15,461
Xstrata Finance Canada, 5.50%, 11/16/11 (2)	3,385	3,415
		72,558
Capital Goods 1.2%
3M, 5.70%, 3/15/37	6,125	6,203
Bombardier, 6.30%, 5/1/14 (2)	6,600	6,353
Caterpillar Financial Services, 4.25%, 2/8/13	7,000	7,097
Caterpillar Financial Services, 5.85%, 9/1/17	4,990	5,329
CRH America, 6.00%, 9/30/16	6,700	6,429
GE, 5.25%, 12/6/17	3,100	3,120
Honeywell International, 5.30%, 3/1/18	8,150	8,370
John Deere Capital, 4.95%, 12/17/12	13,545	14,221
John Deere Capital, 5.50%, 4/13/17 (1)	4,450	4,703
Lafarge, 6.15%, 7/15/11	3,800	4,002
Northrop Grumman, 7.125%, 2/15/11	5,500	6,031
Owens Corning, 6.50%, 12/1/16	3,165	2,661
Sealed Air, 5.375%, 4/15/08 (2)	4,830	4,839
United Technologies, 5.375%, 12/15/17	11,230	11,724
United Technologies, 5.40%, 5/1/35	2,850	2,706
		93,788
Communications 3.5%
America Movil, 5.625%, 11/15/17	9,850	9,702
America Movil, 6.375%, 3/1/35	9,310	8,891
AT&T, 5.30%, 11/15/10	13,900	14,635
AT&T, 5.625%, 6/15/16	14,600	15,018
AT&T, 6.45%, 6/15/34	14,340	14,495
AT&T, STEP, 7.30%, 11/15/11	3,045	3,386
AT&T Broadband, 8.375%, 3/15/13	8,155	9,162
AT&T Wireless, 7.875%, 3/1/11	4,535	5,015
British Sky Broadcasting Group, 6.10%, 2/15/18 (2)	12,525	12,688
British Telecommunications, 5.15%, 1/15/13	10,215	10,462
Citizens Communications, 9.00%, 8/15/31	3,700	3,422
Clear Channel Communications, 6.25%, 3/15/11	6,600	5,511
Comcast, 5.875%, 2/15/18	12,630	12,593
Comcast, 6.95%, 8/15/37	4,190	4,256
Cox Communications, 7.125%, 10/1/12	3,850	4,217
France Telecom, STEP, 7.75%, 3/1/11	6,652	7,263
Idearc, 8.00%, 11/15/16	3,500	2,065
News America, 6.15%, 3/1/37	11,645	11,028
News America, 6.40%, 12/15/35	4,925	4,836
News America, 6.65%, 11/15/37 (2)	10,965	11,062
Qwest, 7.50%, 10/1/14	4,100	4,008
R.H. Donnelley Finance, 8.875%, 1/15/16	3,000	1,792
Rogers Cable, 5.50%, 3/15/14	3,820	3,763
Rogers Wireless, 7.50%, 3/15/15	3,900	4,173
Sprint Capital, 6.90%, 5/1/19	11,795	8,622
Telecom Italia Capital, 5.25%, 11/15/13	11,710	11,631
Telefonica Emisiones, 6.221%, 7/3/17	7,675	7,998
Telefonica Emisiones, 6.421%, 6/20/16	7,420	7,792
Time Warner Cable, 5.40%, 7/2/12	13,010	13,120
Time Warner Entertainment, 7.25%, 9/1/08	4,895	4,967
Verizon Communications, 4.35%, 2/15/13	15,160	15,343
Verizon Global Funding, 7.75%, 12/1/30	6,945	7,937
Vodafone, 5.625%, 2/27/17	5,000	4,983
Windstream, 8.125%, 8/1/13	1,875	1,875
Windstream, 8.625%, 8/1/16	2,900	2,951
		270,662
Consumer Cyclical 1.5%
Centex, 5.45%, 8/15/12	4,830	4,114
Costco Wholesale, 5.30%, 3/15/12	4,675	4,957
D.R. Horton, 6.50%, 4/15/16	4,650	4,207
DaimlerChrysler, 6.50%, 11/15/13	8,435	8,996
DaimlerChrysler, VR, 3.562%, 8/3/09	11,460	11,334
Federated Department Stores, 5.35%, 3/15/12	4,745	4,574
Ford Motor Credit, 5.80%, 1/12/09	7,850	7,555
Harrah's Operating, 5.50%, 7/1/10	3,430	3,036
Home Depot, 5.40%, 3/1/16	5,750	5,421
Host Marriott, 6.75%, 6/1/16	4,100	3,864
International Speedway, 4.20%, 4/15/09	2,130	2,139
J.C. Penney, 9.00%, 8/1/12	5,015	5,594
Lennar, 5.60%, 5/31/15	4,320	3,422
McDonald's, 5.30%, 3/15/17	6,100	6,243
NVR, 5.00%, 6/15/10 (1)	2,475	2,555
Pulte Homes, 5.20%, 2/15/15	5,970	5,197
Target, 5.875%, 7/15/16	10,690	11,163
Time Warner, 6.875%, 6/15/18	12,635	12,971
Viacom, 6.125%, 10/5/17	2,725	2,729
Viacom, 6.25%, 4/30/16	5,610	5,517
		115,588
Consumer Non-Cyclical 1.4%
Anheuser-Busch, 5.50%, 1/15/18	1,002	1,039
Aramark, VR, 6.739%, 2/1/15	3,725	3,278
Bunge Finance, 5.90%, 4/1/17	8,600	8,508
Cardinal Health, VR, 5.499%, 10/2/09 (2)	4,370	4,374
Cargill, 6.30%, 4/15/09 (2)	2,000	2,058
Community Health Systems, 8.875%, 7/15/15	6,600	6,501
DaVita, 7.25%, 3/15/15	3,800	3,781
Delhaize Group, 6.50%, 6/15/17	2,300	2,360
Eli Lilly, 5.55%, 3/15/37	5,425	5,174
Fortune Brands, 5.125%, 1/15/11	2,500	2,513
Genentech, 4.75%, 7/15/15 (1)	3,820	3,861
Hasbro, 6.30%, 9/15/17	3,380	3,496
Highmark, 6.80%, 8/15/13 (2)	3,715	4,234
Kroger, 8.05%, 2/1/10	7,170	7,717
Medtronic, 4.75%, 9/15/15	12,635	12,655
Procter & Gamble, 4.95%, 8/15/14	8,775	9,106
Reynolds American, 7.25%, 6/1/13	3,100	3,344
SABMiller, 6.20%, 7/1/11 (2)	6,360	6,745
Sysco Corporation, 5.25%, 2/12/18	4,000	4,101
Teva Pharmaceutical Finance, 5.55%, 2/1/16	7,725	7,941
WM Wrigley Jr. Company, 4.65%, 7/15/15	1,365	1,367
Wyeth, 5.95%, 4/1/37	5,000	4,884
		109,037
Energy 1.7%
Amerada Hess, 7.875%, 10/1/29	3,360	3,960
Canadian Natural Resources, 6.25%, 3/15/38	6,965	6,665
Chesapeake Energy, 6.50%, 8/15/17	3,975	3,831
Chesapeake Energy, 6.875%, 11/15/20	3,675	3,546
ConocoPhillips, 5.90%, 10/15/32	4,230	4,350
Devon Financing, 6.875%, 9/30/11	7,413	8,160
Devon Financing, 7.875%, 9/30/31	3,390	4,135
Diamond Offshore Drilling, 4.875%, 7/1/15	5,040	4,934
Diamond Offshore Drilling, 5.15%, 9/1/14 (1)	3,250	3,237
EnCana, 5.90%, 12/1/17	15,350	15,978
EnCana, 6.50%, 8/15/34	5,250	5,370
EOG Resources, 5.875%, 9/15/17	4,545	4,814
Halliburton, 5.50%, 10/15/10	10,865	11,527
Marathon Oil, 6.00%, 10/1/17	7,175	7,372
Marathon Oil, 6.60%, 10/1/37	2,960	2,963
Nabors Industries, 6.15%, 2/15/18 (2)	2,425	2,468
PF Export Receivables Master Trust, 6.436%, 6/1/15 (2)	1,676	1,717
Plains Exploration & Production, 7.00%, 3/15/17	3,400	3,281
Sunoco, 5.75%, 1/15/17	4,400	4,359
Transocean, 5.25%, 3/15/13	3,400	3,565
Valero Energy, 6.125%, 6/15/17	11,590	11,970
XTO Energy, 5.65%, 4/1/16	5,380	5,540
XTO Energy, 6.75%, 8/1/37	2,555	2,725
YPF Sociedad Anonima, 10.00%, 11/2/28	4,320	4,716
		131,183
Industrial Other 0.1%
Cooper, 6.10%, 7/1/17	6,330	6,758
		6,758
Technology 0.5%
Avnet Electronic, 5.875%, 3/15/14	7,650	7,821
Cisco Systems, 5.25%, 2/22/11	5,335	5,601
Dun & Bradstreet, 5.50%, 3/15/11	3,025	3,142
Hewlett-Packard, 4.50%, 3/1/13	6,900	7,040
National Semiconductor, 6.15%, 6/15/12	2,745	2,903
NXP Semiconductors, VR, 7.008%, 10/15/13	4,100	3,311
Oracle, 5.00%, 1/15/11	6,200	6,425
SunGard Data, 9.125%, 8/15/13	3,500	3,526
Xerox, 6.75%, 2/1/17	2,000	2,119
		41,888
Transportation 0.6%
Burlington Northern Santa Fe, 5.65%, 5/1/17	13,340	13,651
Burlington Northern Santa Fe, 6.15%, 5/1/37	8,407	8,235
Canadian National Railway, 6.25%, 8/1/34	3,805	3,765
Canadian National Railway, 6.375%, 11/15/37	2,000	2,014
ERAC USA Finance Company, 5.60%, 5/1/15 (2)	4,270	3,966
Hertz, 8.875%, 1/1/14	1,300	1,235
Hertz, 10.50%, 1/1/16	1,675	1,591
Norfolk Southern, 6.00%, 4/30/08	5,735	5,757
Union Pacific, 5.70%, 8/15/18	5,100	5,122
		45,336
Total Industrial		886,798
UTILITY 2.7%
Electric 2.1%
Alabama Power, VR, 3.283%, 8/25/09	2,725	2,727
Appalachian Power, 6.375%, 4/1/36 (1)	4,200	4,088
Baltimore Gas & Electric, 5.90%, 10/1/16	11,027	11,045
Black Hills, 6.50%, 5/15/13	3,435	3,688
CenterPoint Energy, 7.25%, 9/1/10	3,415	3,681
Consumers Energy, 6.00%, 2/15/14	4,900	5,117
Dynegy Holdings, 7.75%, 6/1/19	6,600	6,155
El Paso Electric, 6.00%, 5/15/35	4,900	4,551
Florida Power, 6.35%, 9/15/37	6,900	7,268
Florida Power & Light, 6.20%, 6/1/36	2,230	2,333
Illinois Power, 6.125%, 11/15/17 (2)	2,140	2,277
Jersey Central Power & Light, 5.65%, 6/1/17	7,175	7,265
MidAmerican Energy Holdings, 6.125%, 4/1/36	6,900	6,864
Mirant North America, 7.375%, 12/31/13	850	856
Monongahela Power, 5.70%, 3/15/17 (2)	5,280	5,402
Nevada Power, 6.75%, 7/1/37	4,530	4,439
NRG Energy, 7.25%, 2/1/14	1,025	1,002
NRG Energy, 7.375%, 2/1/16	2,975	2,878
Pacific Gas & Electric, 4.80%, 3/1/14	3,655	3,716
Pacific Gas & Electric, 6.35%, 2/15/38	2,500	2,609
PacifiCorp, 6.25%, 10/15/37	5,350	5,584
PECO Energy, 5.35%, 3/1/18	3,440	3,555
Progress Energy, 5.625%, 1/15/16	6,335	6,517
Public Service Electric & Gas, 5.70%, 12/1/36	6,770	6,436
Public Service of New Mexico, 4.40%, 9/15/08	4,395	4,358
Sierra Pacific Resources, 8.625%, 3/15/14	2,050	2,173
Southern, 5.30%, 1/15/12	2,290	2,402
Southern California Edison, 4.65%, 4/1/15	4,235	4,229
Southern California Edison, 5.95%, 2/1/38	3,610	3,628
Tampa Electric, 6.15%, 5/15/37 (1)	6,050	5,763
Tri-State Generation, 6.04%, 1/31/18 (2)	2,191	2,188
Union Electric Company, 5.40%, 2/1/16 (1)	7,540	7,504
Virginia Electric & Power, 4.50%, 12/15/10	5,400	5,609
Virginia Electric & Power, 6.00%, 5/15/37	6,124	6,095
West Penn Power Company, 5.95%, 12/15/17 (2)	4,700	4,849
Westar Energy, 5.10%, 7/15/20	2,790	2,709
		161,560
Natural Gas 0.6%
Atmos Energy, 4.00%, 10/15/09	5,355	5,394
Boardwalk Pipelines, 5.50%, 2/1/17	1,280	1,273
Buckeye Partners, 6.05%, 1/15/18	3,375	3,444
Colorado Interstate Gas, 5.95%, 3/15/15	1,050	1,046
Colorado Interstate Gas, 6.80%, 11/15/15	2,450	2,565
El Paso Natural Gas, 5.95%, 4/15/17	1,783	1,786
Enbridge, 5.60%, 4/1/17	5,275	5,277
Enterprise Products Operations, 4.95%, 6/1/10	5,605	5,737
Enterprise Products Operations, 6.30%, 9/15/17	4,360	4,542
Kinder Morgan Finance, 5.70%, 1/5/16	7,260	6,806
Panhandle Eastern Pipeline, 4.80%, 8/15/08	3,340	3,341
Southern California Gas, 5.75%, 11/15/35 (1)	5,505	5,346
Southern Natural Gas, 5.90%, 4/1/17 (2)	1,783	1,768
Williams Companies, 7.75%, 6/15/31	175	187
		48,512
Total Utility		210,072

Total Corporate Bonds (Cost $1,615,138)		1,605,122

ASSET-BACKED SECURITIES 6.2%
Car Loan 2.5%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	11,220	11,024
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	7,797	8,022
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (2)	24,350	24,718
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (2)	3,575	3,600
Capital One Prime Auto Receivables Trust
Series 2006-2, Class A4
4.94%, 7/15/12	21,575	21,855
DaimlerChrysler Auto Trust
Series 2008-A, Class A3A
3.70%, 6/8/12	20,650	20,722
Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	9,050	9,243
Hyundai Auto Receivables Trust
Series 2007-A, Class A3A
5.04%, 1/15/12	10,600	10,640

Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	13,625	13,655

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	13,000	13,488

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	27,650	28,326

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	10,675	10,804

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	9,925	10,028

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	6,180	6,210

		192,335

Credit Card 2.8%

Bank of America Credit Card Trust
Series 2006-A9, Class A9, VR
3.131%, 2/15/13	33,575	32,933

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.411%, 6/16/14	25,440	22,300

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
3.421%, 11/17/14	26,285	22,762

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.411%, 4/15/13	11,085	10,177

Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A1, VR
3.871%, 11/15/12	33,055	33,066
Capital One Multi-Asset Executive Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	10,000	10,311

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	28,350	29,753

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	6,220	6,349

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.421%, 6/15/13	15,000	13,699

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	28,955	29,510

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.411%, 10/15/13	5,940	5,246

		216,106

Home Equity 0.0%

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	290	294

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	562	516

		810

Other Asset-Backed Securities 0.4%

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	7,475	7,310

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (2)	8,026	8,131
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (2)	10,746	11,237

Marriott Vacation Club Owner Trust
Series 2006-1A, Class B
5.827%, 4/1/28 (2)	499	519

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (2)	3,589	3,758

		30,955

Stranded Utility 0.5%

Centerpoint Energy Transportation Board
Series 2005-A, Class A2
4.97%, 8/1/14	3,950	4,064

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	10,189	11,063

PECO Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	10,647	11,398

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	6,806	7,514

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	7,954	8,378

		42,417

Total Asset-Backed Securities (Cost $484,745)		482,623

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.1%

Collateralized Mortgage Obligations 0.9%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.094%, 2/25/34	4,154	4,078
Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.198%, 5/25/34	2,617	2,573

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.748%, 9/25/34	2,562	2,526

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.859%, 10/25/34	2,720	2,711

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	10,402	10,392

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.255%, 11/25/35	5,423	5,402

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.812%, 1/25/34	8,088	8,001

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	4,274	4,227

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	19,112	19,133

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	13,463	13,619

		72,662

Commercial Mortgage Backed Securities 6.2%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (2)	6,775	6,258

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	19,124	18,325

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	19,870	19,456
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	7,618	7,423

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	13,747	13,651

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	13,769	12,883

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	10,068	9,691

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	6,447	6,352

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	5,214	5,168

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	22,280	22,021

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	14,500	13,389

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.226%, 7/15/44	11,625	11,250

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	16,700	15,477

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	37,650	36,288

CS First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	24,900	23,597

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	11,373	11,815
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	10,485	10,892

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	7,885	7,828

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	21,200	20,791

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42	3,475	3,361

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	8,073	8,349

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	6,518	6,774

JPMorgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class A1, CMO
4.134%, 10/15/37	683	661

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	13,361	12,878

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.179%, 12/15/44	20,000	19,321

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	21,400	20,794

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	11,586	11,503

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	13,245	12,979

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	10,903	10,803
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	14,172	13,090
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	27,300	26,075
Merrill Lynch/Countrywide Mortgage Trust
Series 2007-7, Class A1, CMO
5.549%, 6/12/50	11,746	11,697
Morgan Stanley Capital I
Series 2007-HQ11, Class A4, CMO, VR
5.447%, 2/12/44	13,425	12,677
Morgan Stanley Capital I
Series 2007-IQ14, Class A4, CMO, VR
5.692%, 4/15/49	5,325	5,101
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	8,722	8,885
PNC Mortgage Acceptance
Series 1999-CM1, Class A1B, CMO
7.33%, 10/10/09	22,394	23,551
		481,054

Total Non-U.S. Government Mortgage-Backed Securities (Cost $568,921)		553,716

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 33.4%
U.S. Government Agency Obligations 32.5% (3)
Federal Home Loan Mortgage
4.50%, 11/1/18 - 12/1/19	32,453	32,568
5.00%, 1/1/09 - 10/1/35	74,405	74,230
5.50%, 3/1/18 - 4/1/29	33,044	33,898
6.00%, 4/1/16 - 2/1/36	40,378	41,656
6.50%, 5/1/17 - 2/1/36	8,862	9,240
7.00%, 8/1/19 - 6/1/32	1,327	1,408
7.50%, 6/1/15 - 6/1/24	182	196
10.50%, 3/1/13 - 8/1/20	5	5
11.00%, 11/1/17	3	3
Federal Home Loan Mortgage, ARM
4.744%, 7/1/35	2,397	2,415
5.05%, 11/1/35	4,421	4,486
5.064%, 3/1/36	7,120	7,245
5.129%, 1/1/36	17,606	18,096
5.336%, 2/1/37	28,681	29,099
5.38%, 2/1/37	8,794	8,945
5.384%, 1/1/36	2,199	2,257
5.464%, 2/1/37	24,423	25,008
5.914%, 2/1/37	23,995	24,693
5.92%, 1/1/37	5,242	5,387
5.979%, 12/1/36	19,358	19,885
6.001%, 11/1/36	9,762	10,009
6.037%, 10/1/36	16,212	16,872
6.123%, 10/1/36	13,775	14,204
6.218%, 8/1/36	19,370	20,057
7.191%, 9/1/32	287	292
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	32,093	33,389
6.50%, 8/15/30	15,340	15,994
Federal Home Loan Mortgage, CMO, IO
4.50%, 1/15/15-4/15/18	9,810	710
Federal Home Loan Mortgage, CMO, Principal Only, 8/1/28	231	184
Federal National Mortgage Assn.
4.00%, 3/1/19	627	618
4.50%, 5/1/18 - 1/1/36	170,735	168,287
5.00%, 1/1/09 - 3/1/36	251,009	251,546
5.50%, 7/1/13 - 11/1/37	892,907	902,803
6.00%, 5/1/16 - 11/1/37	291,532	298,988
6.50%, 6/1/13 - 12/1/37	307,192	318,655
7.00%, 10/1/29 - 7/1/37	1,836	1,933
8.00%, 5/1/15	95	100
Federal National Mortgage Assn., ARM
4.799%, 11/1/35	6,376	6,521
5.316%, 12/1/35	4,067	4,178
5.343%, 12/1/35	4,600	4,730
5.45%, 9/1/37	11,351	11,558
5.533%, 12/1/35	6,761	6,950
5.54%, 1/1/37	21,781	22,239
5.542%, 7/1/36	17,809	18,387
5.647%, 12/1/35	1,867	1,911
5.798%, 9/1/37	17,382	17,862
5.982%, 9/1/36	6,082	6,242
5.988%, 8/1/36	9,476	9,835
6.028%, 12/1/36	7,407	7,627
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	1,938	1,935
4.50%, 12/25/12	100	100
5.00%, 3/25/15	6,556	6,572
5.50%, 5/25/27	7,876	8,046
7.60%, 10/25/19	26	28
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	943	58
6.50%, 2/1/32	859	199
		2,530,339
U.S. Government Obligations 0.9%
Government National Mortgage Assn.
5.00%, 5/15/33 - 9/20/33	39,492	39,587
5.50%, 10/20/32 - 2/20/35	11,195	11,439
6.00%, 2/15/14 - 9/20/34	7,111	7,374
6.50%, 8/15/25 - 12/20/33	1,202	1,264
7.00%, 3/15/13 - 11/20/28	3,910	4,157
7.50%, 8/15/16 - 5/15/32	792	851
8.00%, 7/15/16 - 5/15/32	2,265	2,444
8.50%, 11/15/16 - 9/20/26	456	498
9.00%, 1/15/09 - 11/15/19	107	115
9.50%, 6/15/09 - 2/15/25	16	18
10.25%, 5/15/20 - 11/15/20	110	123
11.00%, 12/15/09 - 5/15/19	659	728
11.50%, 3/15/10 - 10/15/15	98	106
Government National Mortgage Assn., CMO, 5.00%, 4/20/30	1,000	1,019
Government National Mortgage Assn., CMO
Principal Only, 3/16/28	472	436
		70,159
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $2,551,988)		2,600,498
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 24.1%
U.S. Government Agency Obligations 3.7% (3)
Federal Home Loan Bank, 3.875%, 6/14/13	1,000	1,022
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	21,715	23,478
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	14,245	15,494
Federal Home Loan Mortgage, 4.375%, 7/30/09	1,000	1,029
Federal Home Loan Mortgage, 4.50%, 7/15/13	25,000	26,281
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	10,100	10,847
Federal Home Loan Mortgage, 5.125%, 2/27/09	9,815	10,066
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	47,748	51,514
Federal Home Loan Mortgage, 5.875%, 3/21/11 (1)	2,000	2,160
Federal Home Loan Mortgage, 6.00%, 6/15/11	29,750	32,666
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	9,880	10,364
Federal National Mortgage Assn., 4.375%, 10/15/15 (1)	20,750	21,264
Federal National Mortgage Assn., 4.50%, 2/15/11	20,000	21,026
Federal National Mortgage Assn., 4.625%, 10/15/14	18,560	19,486
Federal National Mortgage Assn., 4.875%, 12/15/16	6,540	6,874
Federal National Mortgage Assn., 5.00%, 3/15/16 (1)	13,000	13,790
Federal National Mortgage Assn., 5.25%, 8/1/12 (1)	2,000	2,132
Federal National Mortgage Assn., 6.25%, 2/1/11 (1)	1,500	1,636
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	10,490	13,429
		284,558
U.S. Treasury Obligations 20.4%
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)	39,880	42,011
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	35,825	41,154
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	57,805	81,424
U.S. Treasury Notes, 3.375%, 11/30/12 (1)	66,435	69,134
U.S. Treasury Notes, 4.00%, 11/15/12 (1)(4)	321,510	343,865
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	206,715	222,961
U.S. Treasury Notes, 4.625%, 2/29/12 (1)	321,455	351,039
U.S. Treasury Notes, 4.75%, 8/15/17 (1)	374,485	410,763
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	10,590	11,684
U.S. Treasury Stripped Interest Payment, Zero Coupon, 5/15/20	29,930	17,790
		1,591,825
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $1,763,695)		1,876,383

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 5.5%
Owned No Guarantee 0.7%
Abu Dhabi National Energy, 5.62%, 10/25/12 (2)	10,130	10,417
Gazprom, 8.625%, 4/28/34	4,000	4,640
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (2)	2,580	2,358
Pemex Project Funding Master Trust, 5.75%, 3/1/18	7,545	7,726
Pemex Project Funding Master Trust, VR, 6.291%, 6/15/10 (2)	4,360	4,393
Petrobras International Finance Company, 5.875%, 3/1/18	6,435	6,493
Ras Laffan Lending, 5.832%, 9/30/16 (2)	4,275	4,318
Swedish Export Credit, 5.125%, 3/1/17	10,000	10,707
		51,052
Sovereign 0.3%
Republic of Italy, 5.25%, 9/20/16	10,350	11,252
Republic of South Africa, 6.50%, 6/2/14	11,935	12,502
		23,754
Treasuries 4.5%
Government of Malaysia, 3.756%, 4/28/11 (MYR)	159,542	50,417
Government of Poland, 6.00%, 5/24/09 (PLN)	278,468	119,895
Government of Singapore, 4.375%, 1/15/09 (SGD)	53,718	39,569
Malaysia Treasury Bill, Zero Coupon , 3/14/08 (MYR)	18,510	5,789
Malaysia Treasury Bill, Zero Coupon , 3/28/08 (MYR)	9,250	2,889
Malaysia Treasury Bill, Zero Coupon , 4/4/08 (MYR)	18,550	5,791
Malaysia Treasury Bill, Zero Coupon , 5/2/08 (MYR)	32,400	10,088
Malaysia Treasury Bill, Zero Coupon , 5/9/08 (MYR)	9,250	2,878
Malaysia Treasury Bill, Zero Coupon , 7/4/08 (MYR)	4,712	1,459
United Mexican States, 8.00%, 12/19/13 (MXN)	468,000	44,666
United Mexican States, 8.00%, 12/17/15 (MXN)	537,400	51,535
United Mexican States, 9.00%, 12/22/11 (MXN)	192,400	18,876
		353,852
Total Foreign Government Obligations & Municipalities (Cost $410,943)		428,658

MUNICIPAL SECURITIES 1.5%
California 0.1%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (5)	2,380	2,590
California, 5.50%, 11/1/33	2,320	2,326
		4,916
District of Columbia 0.1%
District of Columbia, 4.75%, 6/1/31 (6)	10,910	9,457
		9,457
Florida 0.3%
Flordia DOT, Turnpike Auth., 4.75%, 7/1/31 (7)	6,540	5,630
Florida State Board of Ed., Lottery, 5.00%, 7/1/17 (7)	5,705	6,005
Orange County, Tourist Dev., 5.00%, 10/1/18 (7)	11,100	11,333
Total Florida		22,968
Georgia 0.3%
Atlanta Water & Sewer, 5.50%, 11/1/16 (7)	5,455	5,913
Atlanta Water & Sewer, 5.50%, 11/1/17 (7)	7,710	8,304
Georgia, 5.00%, 7/1/19	7,725	8,107
		22,324
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	2,945	3,031
		3,031
Maryland 0.2%
Baltimore County, 5.00%, 2/1/38	6,500	6,342
Maryland, State & Local Fac., 5.00%, 8/1/19	10,715	11,247
Total Maryland		17,589
Missouri 0.2%
Missouri Highway & Transportation Commission
5.00%, 2/1/18	14,410	15,261
Total Missouri		15,261
New Jersey 0.1%
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/21 (7)	5,470	5,632
Total New Jersey		5,632
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	3,605	3,825
New York State Urban Dev. Corp., Personal Income Tax
5.50%, 3/15/18 (8)	5,465	5,946
		9,771
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	1,520	1,634
		1,634
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	7,000	6,736
		6,736
Total Municipal Securities (Cost $121,733)		119,319
COMMON STOCKS 0.2%
FINANCIAL INSTITUTIONS 0.0%
Real Estate Investment Trusts 0.0%
Weingarten Realty Investors, REIT	31	986
Total Financial Institutions		986
INDUSTRIAL 0.1%
Basic Industry 0.1%
International Paper (1)	43	1,363
MeadWestvaco	62	1,583
		2,946
Communications 0.0%
AT&T	35	1,202
		1,202
Consumer Non-Cyclical 0.0%
Pfizer	82	1,831
		1,831
Energy 0.0%
Chevron	14	1,256
		1,256
Total Industrial		7,235
UTILITY 0.1%
Electric 0.1%
Black Hills	30	1,055
Duke Energy	55	957
Energy East	48	1,273
Progress Energy	49	2,066
Total Utility		5,351
Total Common Stocks (Cost $13,730)		13,572
PREFERRED STOCKS 0.1%
Government Sponsored 0.1%
Federal Home Loan Mortgage (9)	245	6,296
Fannie Mae (9)	204	5,222
Total Government Sponsored		11,518
Real Estate Investment Trust Securities 0.0%
Roslyn Real Estate Asset	—	1,950
		1,950
Total Preferred Stocks (Cost $13,261)		13,468
CONVERTIBLE PREFERRED STOCKS 0.1%
Capital Markets 0.1%
Merrill Lynch, Acquisition Date: 1/18/08, Acquisition
Cost $4,500 (9)(10)	—	4,167
Total Convertible Preferred Stocks (Cost $4,500)		4,167
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Reserve Investment Fund, 3.80% (11)(12)	68,763	68,763
Total Short-Term Investments (Cost $68,763)		68,763
SECURITIES LENDING COLLATERAL 9.5%
Money Market Trust 9.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.694%	739,754	739,754
Total Securities Lending Collateral (Cost $739,754)		739,754
Total Investments in Securities
109.2% of Net Assets (Cost $8,357,171)		$8,506,043

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at February 29, 2008 -- total value of such securities at period-end amounts to $733,770. See Note 2.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$223,376 and represents 2.9% of net assets.
(3)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Insured by Financial Security Assurance Inc.
(7)	Insured by MBIA Insurance Corp.
(8)	Insured by AMBAC Assurance Corp.
(9)	Non-income producing
(10)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,167 and represents 0.1% of net assets.
(11)	Seven-day yield
(12)	Affiliated Companies
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
DOT	Department of Transportation
EUR	Euro
FRN	Floating-Rate Note
GO	General Obligation
IO	Interest Only security for which the fund receives interest on notional principal
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Citigroup, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.23%, Pay upon credit
default, 6/20/17	5,620	(187)

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(8,155)	49

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(8,000)	82

Goldman Sachs, Protection Bought (Relevant Credit:
Meadwestvaco, 6.85%, 4/1/12), Pay 1.73%, Receive upon
credit default, 6/20/13	(11,700)	5

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital,
6.00%, 6/15/12), Receive 0.19%, Pay upon credit
default, 6/20/17	11,500	(1,060)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.52%, Pay upon credit
default, 12/20/12	7,630	(374)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(7,325)	141

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch,
6.00%, 2/17/09), Receive 0.34%, Pay upon credit
default, 3/20/12	3,239	(23)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	7,325	(194)

JPMorgan Chase, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.20%, Pay upon credit
default, 6/20/17	2,630	(93)

Merrill Lynch, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 1.27%, Receive upon
credit default, 6/20/13	(2,018)	49

Merrill Lynch, Protection Bought (Relevant Credit: Dow
Chemical, 6.00%, 10/1/12), Pay 0.46%, Receive upon credit
default, 12/20/12	(3,100)	71

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	3,239	(42)
		(1,576)
Interest Rate Swaps 0.0%
Goldman Sachs, 10 Year Interest Rate Swap, Receive fixed
5.13%, Pay Variable 5.36%, 1/5/17	20,000	1,528
Morgan Stanley, 5 Year Interest Rate Swap, Receive fixed
5.101%, Pay Variable 5.36%, 1/3/12	10,000	721
		2,249
Total Swaps (Premium Paid/Received $—)		673

Open Forward Currency Exchange Contracts at February 29, 2008 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
State Street Bank	5/15/08	USD	114,926	EUR	79,066	$(4,831)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(4,831)

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 246 U.S. Treasury five year contracts
$226 par of 4.00% U.S. Treasury Notes
pledged as initial margin	6/08	$ 28,104	$ 425
Long , 786 U.S. Treasury ten year contracts
$724 par of 4.00% U.S. Treasury Notes
pledged as initial margin	6/08	92,179	(41)
Net payments (receipts) of variation
margin to date			(164)
Variation margin receivable (payable)
on open futures contracts			$ 220

(12) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Reserve Investment
Fund, 3.80%	¤	¤	$20,958	$68,763	$786,087

Totals			$20,958	$68,763	$786,087

¤ Purchase and sale information not shown for cash management funds.

Other information for the fiscal period ended February 29, 2008, related to affiliated companies is as follows:

Investment in securities, at cost	$68,763
Dividend income	20,958
Interest income	-
Investment income	$20,958
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Income Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. At February 29, 2008, no such collateral was received.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 29, 2008, the value of loaned securities was $733,770,000; aggregate collateral consisted of $739,754,000 in the money market pooled trust and U.S. government securities valued at $5,863,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $8,357,171,000. Net unrealized gain aggregated $145,406,000 at period-end, of which $229,847,000 related to appreciated investments and $84,441,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008